Related Parties (Details) - USD ($)					1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 12, 2023	Dec. 31, 2022	Oct. 10, 2021	Jan. 31, 2023	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Aug. 31, 2024	Dec. 01, 2023	Nov. 30, 2022	Sep. 12, 2022
Related Parties [Line Items]
Debt financing cost				$ 5,000,000
Earned amount							$ 240,000	$ 240,000
Owned amount	$ 80,000					$ 0	80,000
Short-term loan											$ 300,000
Shareholder repaid					$ 250,000			50,000
Loan balance						0	0
Interest fee		$ 2,460				2,460
Unpaid principal balance						20,000	0
Promissory note	1,308,270		$ 1,347,518				1,308,270	1,347,518
Promissory Note [Member]
Related Parties [Line Items]
Unpaid principal balance						80,000	0
Debt amount	135,000					20,000	135,000		$ 20,000
Promissory note												$ 1,308,270
Unpaid principal balance						0	1,308,270
Previously Reported [Member]
Related Parties [Line Items]
Promissory note	1,332,270						1,332,270
Previously Reported [Member] | Promissory Note [Member]
Related Parties [Line Items]
Unpaid principal balance								1,347,518
Minimum [Member]
Related Parties [Line Items]
Annual salary				240,000
Maximum [Member]
Related Parties [Line Items]
Annual salary				360,000
Related Party [Member]
Related Parties [Line Items]
Debt financing cost				5,000,000
Earned amount							240,000	240,000
Owned amount	80,000						80,000
Shareholder repaid					$ 250,000			50,000
Loan balance			250,000
Unpaid principal balance							135,000
Notes payable to related parties	159,000					151,000	159,000
Compensation amount							10,000
Consulting Fees							55,000
Promissory note		24,000
Unpaid principal balance							26,460
Related Party [Member] | Promissory Note [Member]
Related Parties [Line Items]
Debt amount		$ 2,460								$ 135,000
Related Party [Member] | Previously Reported [Member]
Related Parties [Line Items]
Loan balance	0
Notes payable to related parties	135,000						135,000
Related Party [Member] | Minimum [Member]
Related Parties [Line Items]
Annual salary				240,000
Related Party [Member] | Maximum [Member]
Related Parties [Line Items]
Annual salary				$ 360,000
Related Party [Member] | Promissory Note [Member]
Related Parties [Line Items]
Notes payable to related parties	$ 159,000						159,000
Short-Term Loan [Member] | Related Party [Member]
Related Parties [Line Items]
Short-term loan											$ 300,000
CEO [Member]
Related Parties [Line Items]
Unpaid principal balance						$ 31,000	$ 24,000